Jordan K. Thomsen Vice President, Corporate Counsel
The Prudential Insurance Company of America 751 Broad Street, Newark, NJ 07102-3777 Tel 973 802-4193 jordan.thomsen@prudential.com

September 10, 2015

Sally Samuel, Esq.
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE:           Pruco Life Variable Universal Account (“Registrant”)
Pruco Life Insurance Company (“Depositor”)
Pre-Effective Amendment No. 1 to Initial Registration Statement filed on Form N-6
File Nos. 811-05826 and 333-205092 (“National Version”)

Dear Ms. Samuel:

On June 19, 2015, Pruco Life Insurance Company filed an initial registration statement on Form N-6 relating to a new offering, the M PremierSM VUL Protector®.  Filed herewith is Pre-Effective Amendment No. 1 to that registration statement.

On September 4, 2015, we received comments from the staff via telephone.

1.
The following sentence from the “Charges for Rider Coverage” section (page 25) has been added to Footnote 7 under “Enhanced Disability Benefit Rider” in the “Summary of Charges and Expense” table (page 3).

The monthly benefit amount is the greater of: 9% of the Contract's Limited No-Lapse Guarantee Premium (including premiums for riders and flat extras) and the total of all monthly deductions, and is charged until the first Contract Anniversary on or after the insured’s 60th birthday.

2.	The words “…without giving any advanced notice. When required…” have been removed from the “Increases in Charges” section (page 8).

3.	The cross references to the “Limited No-Lapse Guarantee” and “Rider to Provide Lapse Protection” sections (page 9) have been moved to follow the appropriate paragraphs.

4.	The term “invested premium amount” has been changed to “monthly benefit amount” under “Enhanced Disability Benefit Rider” in the “Charges for Rider Coverage” section (page 25).

5.	An additional example that demonstrates how the lapse protection enhancement amount may be zero has been added to the “Rider to Provide Lapse Protection” section (page 28).

6.
A cross reference to the state variation appendix has been added to the “Other Optional Riders” section (page 31).  The disclosure in the opening paragraph to that section now specifically identifies the applicable riders.

7.	The means by which annual transfers can be requested have been stated in the “Transfers/Restrictions on Transfers” section (page 34).

8.	The words “negative amount” have been replaced with “zero or less” in the “Persistency Credit” section (page 39).

Pursuant to Rule 461 under the Securities Act of 1933, Pruco Life Insurance Company, depositor for the registrant under the above-referenced registration statement, and Pruco Securities, LLC, principal underwriter for the registered securities, respectfully request acceleration of the above-referenced registration statement so that it becomes effective on September 11, 2015.

We acknowledge that:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing

•
the registrant is responsible for the adequacy and accuracy of the disclosure in the filing; the staff’s comments, the registrant’s changes to the disclosure in response to the staff’s comments or the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve registrant from this responsibility; and

•	the registrant may not assert this action or the staff’s comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

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Please feel free to contact me if you have any questions regarding these filings.  I can be reached at (973) 802-4193.

Very truly yours,

/s/ Jordan K. Thomsen
Jordan K. Thomsen
Vice President and Corporate Counsel